Shareholders' equity	12 Months Ended
Dec. 31, 2017
Shareholders' equity [abstract]
Shareholders' equity

NOTE 13    Shareholders' equity

At December 31, 2017, Orange SA’s share capital, based on the number of issued shares at this date, amounted to 10,640,226,396 euros, divided into 2,660,056,599 ordinary shares with a par value of 4 euros each.

At December 31, 2017, the French State owned 22.95% of Orange SA’s share capital and 29.18% of voting rights either directly or indirectly in concert with Bpifrance Participations. At that same date, under their Group savings plan or in registered form, the Group’s employees owned 5.39% of the share capital and 8.80% of voting rights.

13.1    Changes in share capital

No new shares were issued during the 2017 year.

13.2    Treasury shares

As authorized by the Shareholders’ Meeting of June 1, 2017, the Board of Directors instituted a new share Buyback program (the 2017 Buyback Program) and canceled the 2016 Buyback Program, with immediate effect. The 2017 Buyback Program is described in the Registration Document filed with the French Financial Markets Authority (Autorité des marchés financiers – AMF) on April 6, 2017.

The only shares bought back by Orange during the year were part of the liquidity contract.

At December 31, 2017, the Company held 497,625 treasury shares (including 476,000 shares in connection with the liquidity contract), compared with 22,423 at December 31, 2016 (including no shares in connection with the liquidity contract) and 27,663 at December 31, 2015 (including no shares in connection with the liquidity contract).

Accounting policies

Treasury shares are recorded as a deduction from equity, at acquisition cost. Gains and losses arising from the sale of treasury shares are recognized in consolidated reserves, net of tax.

13.3    Dividends

Full Year	Approved by	Description	Dividend per share (in euro)	Payout date	How paid	Total (in millions of euros)
2017	Board of Directors Meeting on July 26, 2017	2017 interim dividend	0.25	December 7, 2017	Cash	665
	Shareholders' Meeting on June 1, 2017	Balance for 2016	0.40	June 14, 2017	Cash	1,064
Total dividends paid in 2017						1,729
2016	Board of Directors Meeting on July 25, 2016	2016 interim dividend	0.20	December 7, 2016	Cash	532
	Shareholders' Meeting on June 7, 2016	Balance for 2015	0.40	June 23, 2016	Cash	1,064
Total dividends paid in 2016						1,596
2015	Board of Directors Meeting on July 27, 2015	2015 interim dividend	0.20	December 9, 2015	Cash	530
	Shareholders' Meeting on May 27, 2015	Balance for 2014	0.40	June 10, 2015	Cash	1,059
Total dividends paid in 2015						1,589
2014	Board of Directors Meeting on July 28, 2014	2014 interim dividend	0.20	December 9, 2014	Cash	529
	Shareholders' Meeting on May 27, 2014	Balance for 2013	0.50	June 5, 2014	Cash	1,317
Total dividends paid in 2014						1,846

The amount available to provide a return to shareholders in the form of dividends, is calculated on the basis of the total net income and retained earnings, under French GAAP, of the entity Orange SA, the parent company.

13.4    Subordinated notes

On February 7, 2014, as part of its EMTN program, Orange SA issued the equivalent of 2.8 billion euros of deeply subordinated notes denominated in euros and pounds sterling in three tranches: 1 billion euros with a fixed-rate coupon of 4.25%, 1 billion euros with a fixed-rate coupon of 5.25% and 650 million pounds with a fixed-rate coupon of 5.875%. A reset of interest rates at market conditions is provided for contractually on each call option exercise date.

Orange has a call option on each of these tranches respectively after February 7, 2020, February 7, 2024, and February 7, 2022 and upon the occurrence of certain contractually defined events.

Step-up clauses involve coupon adjustments of 0.25% in 2025 and an additional 0.75% in 2040 for the first tranche; of 0.25% in 2024 and an additional 0.75% in 2044 for the second tranche and of 0.25% in 2027 and an additional 0.75% in 2042 for the third tranche.

On October 1, 2014, under its EMTN program, Orange SA issued the equivalent of 3 billion euros of deeply subordinated notes denominated in euros and pounds sterling in three tranches: 1 billion euros with a fixed-rate coupon of 4%, 1.25 billion euros with a fixed-rate coupon of 5% and 600 million pounds with a fixed-rate coupon of 5.75%. A reset of interest rates at market conditions is provided for contractually on each call option exercise date.

Both issues were the subject of a prospectus certified by the AMF under visas no. 14-036 and 14-525.

Orange has a call option on each of these tranches respectively after October 1, 2021, October 1, 2026, and April 1, 2023 and upon the occurrence of certain contractually defined events.

Step-up clauses involve coupon adjustments of 0.25% in 2026 and an additional 0.75% in 2041 for the first tranche; of 0.25% in 2026 and an additional 0.75% in 2046 for the second tranche and of 0.25% in 2028 and an additional 0.75% in 2043 for the third tranche.

These notes, listed on Euronext Paris, are lowest ranking subordinated notes (senior compared to ordinary shares): the holders will only be remunerated (whether for the nominal, interest or any other amount) after all other creditors, including holders of participating loans and securities, simply subordinated or not, representing a claim on Orange.

At each interest payment date, settlement may be either paid or deferred, at the option of the issuer. Deferred coupons are capitalized and become due and payable in full under certain circumstances defined contractually and under the control of Orange.

Under the Group understanding, some rating agencies assign an “equity” component from 0 to 50% to these instruments.

Under IFRS, these instruments are recognized at their historical value. The tranches denominated in pounds sterling were recognized at the ECB fix rate on the issue date (0.8314 for the issue of February 7, 2014 and 0.7782 for the issue of October 1, 2014) and will not be re-measured through the life of the note. Coupons impact equity five working days before the annual date of payment (February 7 for the three tranches of the first issue, October 1 for the two euro tranches of the second issue and April 1 for the pound sterling tranche of the second issue), unless Orange exercises its right to defer their payment.

Since their issuance (including early February 2018), Orange has not exercised its right to defer the coupons related to the subordinated notes.

The note holders received the payments shown in the following table:

	Paid coupons (in millions of currency)	Paid coupons (in millions of euros)
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 4.25%	42	42
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 5.25%	52	52
650 MGBP issued as of February 1, 2014 with a fixed-rate coupon of 5.875%	38	45
1,000 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 4%	40	40
1,250 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 5%	63	63
600 MGBP issued as of October 1, 2014 with a fixed-rate coupon of 5.75% (1)	35	40
Total coupons paid to the holders in 2017		282
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 4.25%	42	42
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 5.25%	52	52
650 MGBP issued as of February 1, 2014 with a fixed-rate coupon of 5.875%	38	50
1,000 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 4%	40	40
1,250 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 5%	63	63
600 MGBP issued as of October 1, 2014 with a fixed-rate coupon of 5.75% (1)	35	44
Total coupons paid to the holders in 2016		291
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 4.25%	42	42
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 5.25%	53	53
650 MGBP issued as of February 1, 2014 with a fixed-rate coupon of 5.875%	38	51
1,000 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 4%	40	40
1,250 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 5%	63	63
600 MGBP issued as of October 1, 2014 with a fixed-rate coupon of 5.75% (1)	17	23
Total coupons paid to the holders in 2015		272

(1) Coupons payment date as of April 1.

Accounting policies

Subordinated notes

The Group issued subordinated notes in several tranches.

These instruments have no maturity and the coupon’s settlement could be deferred at the option of the issuer. They are booked in equity.

As equity instruments are recognized at historical value, the tranche denominated in foreign currency is never re-measured. Where appropriate, a translation adjustment impact will be booked in equity at the exercise date of any purchase option.

The holders’ payment is directly booked in equity at the date of the decision to pay the coupons.

The tax effect relating to the payment is accounted for as net income and the one relating to the remeasurement of the foreign exchange portion is accounted for as equity.

Equity component of perpetual bonds redeemable for shares (TDIRA) (see Note 11.4)

The equity component is determined as the difference between the fair value of the instrument taken as a whole and the fair value of the debt component. Thus, the equity component determined and recognized at inception is not subsequently re-measured and remains in equity, even when the instrument is extinguished.

The tax effect of the conversion of subordinated notes whose face value is denominated in pounds sterling was (23) million euros for the period. This effect is shown at “Other movements” in the consolidated statements changes in shareholders’ equity.

13.5    Translation adjustment

(in millions of euros)	2017	2016	2015
Gain (loss) recognized in other comprehensive income during the period	(188)	(214)	77
Reclassification to net income for the period	8	(13)	(0)
Total translation adjustment for continuing operations	(180)	(227)	77
Reclassification to the net income for the period (1)	-	(836)	-
Total translation adjustment for discontinued operations	-	(836)	-
(1) Related to EE.

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Polish zloty	846	737	827
Egyptian pound	(545)	(509)	(334)
Slovak koruna	220	220	220
Pound sterling	15	9	850
Moldovan leu	(70)	(75)	(79)
Sierra leonean leone	(78)	(39)	-
Other	(130)	95	17
Total translation adjustment	258	438	1,501
o/w share attributable to the owners of the parent company	28	163	1,212
o/w share attributable to non-controlling interests	230	275	289

The translation adjustment of EE is presented in the line pound sterling for 836 million euros at the end of 2015. This translation adjustment was reclassified in net income upon the actual disposal of EE in 2016.

Accounting policies

The functional currency of foreign operations located outside the euro area is usually the local currency, unless the major cash flows are made with reference to another currency (such as the Orange entities in Romania - euros and in the Democratic Republic of the Congo - US dollars).

The financial statements of foreign operations whose functional currency is neither the euro nor the currency of a hyper-inflationary economy are translated into euros (the Group’s presentation currency) as follows:

■    assets and liabilities are translated at the year-end rate;

■    items in the income statement are translated at the average rate for the year;

■    the translation adjustment resulting from the use of these different rates is included in other comprehensive income.

The translation adjustments are reclassified to profit or loss when the entity disposes or partially disposes (loss of control, loss of joint control, loss of significant influence) of its interest in a foreign operation through the sale, liquidation, repayment of capital or abandon of all, or part of, that activity. The reduction in the carrying amount of a foreign operation, either because of its own losses or because of the recognition of an impairment loss, does not lead to a reclassification to profit or loss of the accumulated translation adjustment.

Recycling of translation adjustment is presented in the consolidated income statement within:

■    consolidated net income of discontinued operations, when a line of business or major geographical area is disposed of;

■    gains (losses) on disposal of investments and activities, when other businesses are disposed of;

■    reclassification of translation adjustment from liquidated entities, in the event of the liquidation or abandonment of an activity without disposal.

13.6    Non-controlling interests

(in millions of euros)	2017	2016	2015
Credit part of net income attributable to non-controlling interests (a)	280	335	317
o/ w Sonatel group	203	217	212
o/ w Orange Belgium group	20	35	35
o/ w Côte d’Ivoire subgroup	28	20	20
o/ w Jordan Telecom group	15	9	6
o/ w Orange Bank	-	30	-
o/ w Orange Polska group	-	11	34
Debit part of net income attributable to non-controlling interests (b)	(43)	(7)	(11)
o/ w Orange Bank	(33)	-	-
o/ w Orange Polska group	(5)	-	-
Total part of net income attributable to non-controlling interests (a) + (b)	237	328	306
Credit part of comprehensive income attributable to non-controlling interests (a)	246	319	354
o/ w Sonatel group	180	200	222
o/ w Orange Belgium group	19	35	35
o/ w Côte d’Ivoire subgroup	24	21	20
o/ w Orange Bank	-	28	-
o/ w Jordan Telecom group	-	14	30
o/ w Orange Polska group	17	-	29
Debit part of comprehensive income attributable to non-controlling interests (b)	(56)	(7)	(21)
o/ w Orange Bank	(32)	-	-
o/ w Jordan Telecom group	(7)	-	-
o/ w Orange Polska group	-	(3)	-
Total part of comprehensive income attributable to non-controlling interests (a) + (b)	190	312	333

(in millions of euros)	2017	2016	2015
Dividends paid to minority shareholders	234	259	304
o/ w Sonatel group	185	186	176
o/ w Orange Belgium group	14	-	-
o/ w Médi Telecom	16	15	-
o/ w Orange Polska group	-	37	79
o/ w Jordan Telecom group	11	10	26

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Credit part of equity attributable to non-controlling interests (a)	2,459	2,491	2,375
o/ w Orange Polska group	923	906	941
o/ w Sonatel group	731	735	649
o/ w Orange Belgium group	252	247	212
o/ w Jordan Telecom group	156	175	210
o/ w Médi Telecom	143	157	183
Debit part of equity attributable to non-controlling interests (b)	(5)	(5)	(15)
Total equity attributable to non-controlling interests (a) + (b)	2,454	2,486	2,360

Accounting policies

Commitments to purchase non-controlling interests (put options)

When the Group grants firm or contingent commitments to purchase non-controlling interests, the carrying amount of non-controlling interests is reclassified to financial debt.

When the amount of the commitment exceeds the amount of the non-controlling interests, the difference is recorded as a reduction in equity attributable to the owners of the parent company. Financial debt is re-measured at the end of each reporting period in accordance with the contractual arrangement (at fair value or at present value if fixed price) and, in the absence of any guidance provided by IFRS, against finance income or expense.

Non-controlling interests that are debtors

Total comprehensive income of a subsidiary is attributed to the owners of the parent company and to the non-controlling interests. In accordance with IFRS 10, this can result in the non-controlling interests having a deficit balance.

Transactions with owners

Each transaction with non-controlling interests of an entity controlled by the Group, when not resulting in a loss of control, is accounted for as an equity transaction with no effect on the total comprehensive income.

13.7    Earnings per share

(in millions of euros)	2017	2016	2015
Net income of continuing operations	2,114	1,010	2,510
Effect of subordinated notes	(267)	(287)	(292)
Non-controlling interests	(237)	(328)	(306)
Net income of continuing operations used for calculating basic earnings per share (a)	1,610	395	1,912
Impact of dilutive instruments:
TDIRA	33	-	33
Net income of continuing operations used for calculating diluted earnings per share (b)	1,643	395	1,945
Net income of continuing operations
• basic	0.61	0.15	0.72
• diluted	0.61	0.15	0.72

(in millions of euros)	2017	2016	2015
Net income of discontinued operations used for calculating basic and diluted earnings per share (c)	29	2,253	448
Net income of discontinued operations
• basic	0.01	0.85	0.17
• diluted	0.01	0.85	0.17

(in millions of euros)	2017	2016	2015
Net income used for calculating basic earnings per share (a) + (c)	1,639	2,648	2,360
Net income used for calculating diluted earnings per share (b) + (c)	1,672	2,648	2,393
Net income
• basic	0.62	1.00	0.89
• diluted	0.62	1.00	0.89

(number of shares)	December 31, 2017	December 31, 2016	December 31, 2015
Weighted average number of ordinary shares outstanding - basic	2,659,421,767	2,654,045,007	2,648,620,953
Impact of dilutive instruments:
TDIRA	52,079,350	-	52,079,350
Weighted average number of shares outstanding - diluted	2,711,501,117	2,654,045,007	2,700,700,303

The TDIRAs were not included in the calculation of net diluted earnings per share as at December 31, 2016 since they were not dilutive.

The stock option plans granted to employees are expired at December 31, 2017 (Note 6.3).

At December 31, 2016 and 2015, stock options were not included in the calculation of diluted earnings per share, as they were out of the money.

Accounting policies

Earnings per share

The Group discloses both basic earnings per share and diluted earnings per share for continuing operations and discontinued operations:

■    basic earnings per share are calculated by dividing net income for the year attributable to the equity holders of the Group, after deduction of the interests of subordinated notes net of tax, by the weighted average number of ordinary shares outstanding during the period;

■    diluted earnings per share are calculated based on the same net income, adjusted for the finance cost of dilutive debt instruments, net of the related tax effect. The number of shares used to calculate diluted earnings per share takes into account the conversion into ordinary shares of potentially dilutive instruments outstanding during the period. These instruments are considered to be dilutive when they have the effect of reducing earnings per share of continuing operations.

When basic earnings per share are negative, diluted earnings per share are identical to basic earnings per share. In the event of an issuance of shares at a price lower than the market price, and in order to ensure comparability of the reporting period shown, the weighted average numbers of shares outstanding from current and previous periods are adjusted. Treasury shares owned, which deducted from the consolidated equity, do not enter into the calculation of earnings per share.